Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of service revenue
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Service revenue
YMA DG	$960,000	$529,665	$280,231
Forwell	-	-	45,139
	$960,000	$529,665	$325,370

Schedule of purchase of goods

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Purchase of goods
YMA DG	$4,757,080	$11,505,167	$10,438,247
Forwell	-	-	3,989,255
	$4,757,080	$11,505,167	$14,427,502

Schedule of receivables from related parties
	As of	As of
	December 31, 2025	December 31, 2024
Accounts receivable
YMA DG	$-	$5,029,583

Schedule of Long term receivables from related parties
	As of	As of
	December 31, 2025	December 31, 2024
Long-term Receivables from related parties
YMA DG	$-	$6,068,347
Forwell	-	2,232,376
	$-	$8,300,723

Schedule of endorsements and guarantees provided by related parties
	As of	As of
	December 31, 2025	December 31, 2024
Guaranteed by key management
Short-term loans	$2,741,552	$8,999,751
Long-term loans	1,652,258	1,037,768
	$4,393,810	$10,037,519

Schedule of Loans from a Related Party
	As of December 31, 2025	As of December 31, 2024
Loans from a Related Party
Yu-Ning Chiang	$8,249,052	$-

Schedule of key management compensation

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Compensation
Salaries and other short-term employee benefits	$616,887	$594,278	$566,945
Post-employment benefits	9,732	9,343	9,807
Share-based payments	87,808	131,712	131,712
	$714,427	$735,333	$708,464